NOTES AND LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Notes and loans payable

	December 31,
	2025	2024
Insurance financing	$43,696	$11,187
Related-party loans	242,308	—
Lines of credit	478,780	410,409
Equipment financing	36,917	—
Total notes and loans payable	801,701	421,596
Less: related parties	(242,308)	—
Total loans to unaffiliated parties	559,393	421,596
Less: current portion	(534,745)	(421,596)
Long-term portion	$24,648	$—

Schedule of  Interest expense

	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
				(As Restated)
	Unaffiliated Parties	Related Parties	Total	Unaffiliated Parties	Related Parties	Total
Interest expense	$99,968	$4,156	$104,124	$191,105	$10,621	$201,726

Schedule of Accrued interest payable

	December 31, 2025			December 31, 2024
	Unaffiliated Parties	Related Parties	Total	Unaffiliated Parties	Related Parties	Total
Accrued interest payable	$—	$4,156	$4,156	$—	$—	$—